Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2021	Mar. 31, 2020
Unsecured Loans Weighted Average Interest Rate 0.86%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.86%
Unsecured Loans Weighted Average Interest Rate 0.77%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.77%
Repurchase agreement, weighted average interest rate 0.93%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.93%
Repurchase agreement, weighted average interest rate 0.06%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.06%
Call Money Weighted Average Interest Rate 0.13%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.13%
Call Money Weighted Average Interest Rate -0.03%
Short-term Debt [Line Items]
Debt weighted-average interest rate	(0.03%)